INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2013
INCOME TAXES [Abstract]
Income Tax Expense (Benefit)
Income tax expense (benefit) (which includes TOMPI) is comprised of:

	For the years ended December 31,
	2013	2012	2011

Current income tax expense	$3,184	$1,385	$1,904
Deferred income tax (benefit) expense	3,413	(4,354)	(3,641)
	$6,597	$(2,969)	$(1,737)

The table below shows for each jurisdiction’s total income tax expense and statutory tax rate:

	For the years ended December 31,
	2013	2012	2011

Brazil (34%)	$654	$7	$-
Argentina (35%)	568	430	538
Paraguay (10%)	202	48	403
Others	27	75	391
Current income tax expense	1,451	560	1,332
Withholding income tax foreign jurisdictions	1,733	825	572
Deferred income tax (benefit) expense	3,413	(4,354)	(3,641)
Income tax (benefit) expense	$6,597	$(2,969)	$(1,737)

Effective Income Tax Rate Reconciliation
Reconciliation of income tax expense (benefit) to taxes calculated based on the statutory tax rate is as follows:

	For the years ended December 31,
	2013	2012	2011

Income (Loss) before income taxes	$14,518	$(65,733)	$(19,972)
Sources not subject to income tax	115	51,203	20,835
	14,633	(14,530)	863
Tax rate	35%	35%	35%
Tax (benefit) expense at statutory tax rate	5,122	(5,085)	302
Rate differential	(545)	348	(184)
Change in valuation allowance	1,632	1,549	197
Effects of foreign exchange changes related to our foreign subsidiaries	(1,943)	(1,479)	(4,020)
Withholding income tax in foreign jurisdictions	1,733	825	572
Others	598	873	1,396
Income tax expense (benefit)	$6,597	$(2,969)	$(1,737)

Deferred Tax Assets and Liabilities
The components of net deferred income tax liabilities included on the balance sheets were as follows:

	At December 31,
	2013	2012
Deferred income tax assets
Other, deferred income tax current assets	$164	$109
NOLs	2,974	8,788
TOMPI credit	4,688	4,068
Other	3,194	421
Total deferred income tax noncurrent assets	10,856	13,277
Valuation allowance of deferred income tax assets	(4,869)	(2,895)
Net deferred income tax noncurrent assets	5,987	10,382
Deferred income tax liabilities
Vessels and equipment, net	14,196	13,176
Intangible assets	213	272
Unrealized exchange differences	920	2,120
Other	160	220
Total deferred income tax noncurrent liabilities	15,489	15,788
Net deferred income tax liabilities	$(9,338)	$(5,297)